General Information	9 Months Ended
Jun. 30, 2026
General Information [Abstract]
General Information

1. GENERAL INFORMATION

Organization and principal activities

Birkenstock Holding plc (as a standalone entity, the "Holding" and, together with its subsidiaries referred to herein as the “Company” or “Birkenstock”) was formed under the name of BK LC Lux Finco 2 S.à r.l. on February 19, 2021, as a limited liability company organized under Luxembourg law. The Holding’s current business address is 1-2 Berkeley Square, London W1J 6EA, UK. The Holding is registered at the Jersey Financial Services Commission under number 148522.

The Company’s immediate parent is BK LC Lux MidCo S.à r.l. (“MidCo”) and the Company’s ultimate controlling shareholder is LC9 Caledonia AIV GP, LLP (“L Catterton”).

The Company manufactures and sells footbed-based products, including sandals and closed-toe silhouettes, and other products, such as skincare and accessories, for everyday leisure and work.

The Company operates in three operating segments based on its regional hubs: (1) Americas, (2) Europe, Middle East and Africa ("EMEA"), and (3) Asia-Pacific (“APAC”) (see Note 5 – Segment information for further details). The Company sells its products through two main channels: business-to-business (“B2B”) (comprising sales made to established third-party store networks), and direct-to-consumer (“DTC”) (comprising sales made on globally owned online stores via the Birkenstock.com domain and sales made in Birkenstock retail stores).

Seasonality

Revenues of our products are affected by a seasonal pattern that is driven in large part by the weather given the nature of our product mix. While we manufacture our footwear year-round, we generally build up inventory in the colder months to be prepared for an increased demand during the subsequent summer season in the Northern hemisphere. During the warmer months of the year in the Northern Hemisphere, demand for our products from our DTC channel increases while demand for our products from our B2B channel peaks from December through March. While these consumer buying patterns lead to a natural seasonality in revenue, unseasonable weather could significantly affect revenue and profitability. Our geographical breadth, customer diversity and our strategic focus on expanding certain product categories and entering new territories help to mitigate part of the effect of seasonality on results of operations.